Commitments and Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	1 Months Ended
	Jun. 30, 2013	Jul. 31, 2007 Ministry of Production in Italy [Member]
Commitments And Contingencies [Line Items]
Royalty commitment, percent of funded product sales	3.00%
Royalty commitment, maximum percent of grant linked to product sales	100.00%
Contingent liability, maximum potential royalty payment	$ 252,000
Proceeds from issuance of debt and other		585,000
Percent of proceeds considered a grant		36.50%
Percent of proceeds considered long-term debt		63.50%
Maturity date		Sep. 30, 2018
Debt instrument, minimum interest rate		0.87%
Long-term debt	$ 234,000